FAIR VALUE MEASUREMENTS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 Recurring Basis	Dec. 31, 2012 Recurring Basis	Dec. 31, 2012 Nonrecurring basis	Dec. 31, 2013 Level 1 Recurring Basis	Dec. 31, 2012 Level 1 Recurring Basis
FAIR VALUE MEASUREMENTS
Available-for-sale investments			7,127	15,575		7,127	15,575
Total assets at fair value			7,127	15,575		7,127	15,575
Impairment loss	0	0			5,901